Condensed Financial Information of the Parent Company - Schedule of Condensed Statements of Cash Flows (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Condensed Statements of Cash Flows [Line Items]
Net cash provided by (used in) operating activities	$ (99,067)	$ (437,396)	$ 6,720,013
Net cash used in investing activities	(438,104)	(7,738,360)	(30,873,549)
Net cash provided by(used in) financing activities	540,000	(759,689)	33,092,541
Net cash inflow (out flow)	$ 2,829	$ (8,935,445)	$ 8,939,005